Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Loss Before Taxes on Income are Comprised	Loss before taxes on income are comprised
	Year Ended December 31
	2022	2021
	U.S. dollars in thousands
Domestic	(4,535)	(3,273)
Foreign Subsidiary	(6,447)	(1,978)
Total	(10,982)	(5,251)

Schedule of Components of the Company’s Net Deferred Tax Assets	The components of the Company’s net deferred tax assets were as follows:
	Year Ended December 31
	2022	2021
	U.S. dollars in thousands
Deferred tax assets (liabilities):
Loss carryforwards	27,932	31,049
Valuation allowance	(27,932)	(31,049)
Total net deferred tax assets	—	—